Expense Example	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Fund Institutional Class Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class A Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Class C Expense Example, with Redemption, 10 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 1 Year	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 3 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 5 Years	Delaware Tax-Free USA Intermediate Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	528	725	938	1,551	258	521	909	1,996	56	209	375	856	349	535	737	1,318	253	502	874	1,922	51	189	338	774